Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and cash equivalents [abstract]
Disclosure of cash and cash equivalents

(EUR thousand)	As of March 31
Cash and cash equivalents	2025	2024
Cash and bank balances	123,522	87,341
Deposits	261	121
Total	123,783	87,462